January 31, 2025
2025 Quarterly Report (Unaudited)

BlackRock FundsSM
• iShares U.S. Intermediate Government Bond Index Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
January 31, 2025
iShares U.S. Intermediate Government Bond Index Fund
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Sponsored Agency Securities
Agency Obligations — 2.0%
Fannie Mae
0.50%, 06/17/25	$16,605	$ 16,375,035
0.88%, 12/18/26 - 08/05/30(a)	7,019	5,950,056
6.25%, 05/15/29	4,441	4,769,817
7.13%, 01/15/30(a)	8,302	9,307,604
7.25%, 05/15/30(a)	17,063	19,334,694
6.63%, 11/15/30	96	106,692
Federal Farm Credit Banks Funding Corp., 4.75%, 09/01/26	1,000	1,007,392
Federal Home Loan Banks
3.13%, 06/13/25	7,930	7,890,884
2.13%, 09/14/29	5,000	4,524,692
Federal Home Loan Mortgage Corp.
0.38%, 07/21/25	243	238,616
6.75%, 03/15/31	2,323	2,600,137
6.25%, 07/15/32	15,000	16,628,894
Tennessee Valley Authority
1.50%, 09/15/31	130	107,216
4.38%, 08/01/34	3,000	2,907,085
		91,748,814
Financial Services — 0.1%
Private Export Funding Corp., Series RR, 4.30%, 12/15/28	5,000	4,942,811
Total U.S. Government Sponsored Agency Securities — 2.1% (Cost: $102,621,571)		96,691,625
U.S. Treasury Obligations
U.S. Treasury Bonds
6.75%, 08/15/26	6,225	6,447,495
6.63%, 02/15/27	2,903	3,045,655
6.38%, 08/15/27	4,000	4,197,813
5.25%, 11/15/28 - 02/15/29	11,621	12,003,868
6.13%, 08/15/29	6,225	6,670,963
6.25%, 05/15/30	1,700	1,847,820
5.38%, 02/15/31	4,979	5,224,449
U.S. Treasury Notes
1.63%, 02/15/26 - 05/15/31	155,343	142,571,345
4.00%, 02/15/26 - 02/15/34(a)	270,711	266,499,333
0.50%, 02/28/26 - 10/31/27(a)	97,521	91,280,305
2.50%, 02/28/26	7,000	6,871,758
4.63%, 02/28/26 - 05/31/31(a)	255,261	257,453,731
0.75%, 03/31/26 - 01/31/28	182,779	174,111,313
2.25%, 03/31/26 - 11/15/27(a)	65,135	62,039,902
3.75%, 04/15/26 - 08/31/31(a)	190,681	186,947,609
2.38%, 04/30/26 - 05/15/29(a)	77,806	73,261,762
4.88%, 04/30/26 - 10/31/30	85,200	86,474,981
3.63%, 05/15/26 - 09/30/31	133,302	129,986,628
2.13%, 05/31/26	10,900	10,606,637
Security	Par (000)	Value
U.S. Treasury Obligations (continued)
U.S. Treasury Notes (continued)
4.13%, 06/15/26 - 11/15/32(a)	$400,360	$ 396,564,884
0.88%, 06/30/26 - 11/15/30	87,003	77,272,163
1.88%, 06/30/26 - 02/15/32	115,959	104,563,616
4.50%, 07/15/26 - 11/15/33(a)	191,498	192,183,959
0.63%, 07/31/26 - 08/15/30	170,463	148,547,872
4.38%, 07/31/26 - 05/15/34	251,284	250,978,053
1.50%, 08/15/26 - 02/15/30	67,043	62,424,463
1.38%, 08/31/26 - 11/15/31(a)	129,150	112,794,721
3.50%, 09/30/26 - 02/15/33(a)	182,969	176,401,686
1.13%, 10/31/26 - 02/15/31(a)	180,946	161,898,977
2.00%, 11/15/26	23,954	23,050,111
1.25%, 11/30/26 - 08/15/31	297,853	268,375,499
4.25%, 11/30/26 - 11/15/34	323,506	321,898,537
2.75%, 04/30/27 - 08/15/32(a)	145,261	135,489,089
3.25%, 06/30/27 - 06/30/29	29,500	28,318,047
0.38%, 07/31/27 - 09/30/27	39,314	35,652,260
3.13%, 08/31/27 - 08/31/29(a)	58,684	56,396,232
3.38%, 09/15/27 - 05/15/33	73,476	69,449,336
3.88%, 10/15/27 - 08/15/34(a)	186,846	180,664,748
2.88%, 05/15/28 - 05/15/32	103,220	96,537,800
1.00%, 07/31/28	33,214	29,713,556
2.63%, 02/15/29 - 07/31/29	51,135	47,808,902
1.75%, 11/15/29	6,000	5,347,031
Total U.S. Treasury Obligations — 96.8% (Cost: $4,684,519,504)		4,509,874,909
Total Long-Term Investments — 98.9% (Cost: $4,787,141,075)		4,606,566,534

	Shares
Short-Term Securities
Money Market Funds — 9.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.54%(b)(c)(d)	427,058,797	427,272,326
Total Short-Term Securities — 9.2% (Cost: $427,272,325)		427,272,326
Total Investments — 108.1% (Cost: $5,214,413,400)		5,033,838,860
Liabilities in Excess of Other Assets — (8.1)%		(376,231,674)
Net Assets — 100.0%		$ 4,657,607,186

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2025
iShares U.S. Intermediate Government Bond Index Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/25	Shares Held at 01/31/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 344,392,526	$ 82,981,710 (a)	$ —	$ (54,617)	$ (47,293)	$ 427,272,326	427,058,797	$ 202,807 (b)	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$ —	$ 96,691,625	$ —	$ 96,691,625
U.S. Treasury Obligations	—	4,509,874,909	—	4,509,874,909
Short-Term Securities
Money Market Funds	427,272,326	—	—	427,272,326
	$427,272,326	$4,606,566,534	$—	$5,033,838,860
Schedule of Investments